SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assess its performance. Key measures used by the Chief Operating Decision Maker (“CODM”) in assessing performance and in making resource allocation decisions are Funds from Operations (“FFO”) and adjusted earnings before interest, tax, depreciation and amortization (“Adjusted EBITDA”), which enable the determination of return on the equity deployed. FFO is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses. Adjusted EBITDA is calculated as net income excluding the impact of depreciation and amortization, interest expense, current and deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses.
During the fourth quarter of 2020, our partnership conducted a comprehensive review of our operating segments. To better align with how our CODM reviews and evaluates our operations, our district energy and Indian natural gas operations were reallocated to our utilities segment and our Australian export terminal was reallocated to our transport segment. Our energy segment was renamed to midstream and our data infrastructure segment was renamed to data. Comparative figures have been adjusted retrospectively to reflect the impact of the reallocation.

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$428	$506	$130	$151	$—	$1,215	$(474)	$1,922	$2,663
Costs attributed to revenues	(177)	(267)	(48)	(67)	—	(559)	235	(1,109)	(1,433)
General and administrative expenses	—	—	—	—	(96)	(96)	—	—	(96)
Adjusted EBITDA	251	239	82	84	(96)	560	(239)	813
Other (expense) income	(18)	—	—	—	30	12	1	(47)	(34)
Interest expense	(43)	(66)	(22)	(24)	(23)	(178)	64	(248)	(362)
FFO	190	173	60	60	(89)	394	(174)	518
Depreciation and amortization expense	(62)	(118)	(36)	(57)	—	(273)	124	(343)	(492)
Deferred taxes	(94)	(9)	5	(4)	(6)	(108)	(14)	(90)	(212)
Mark-to-market on hedging items and other	121	(40)	(28)	(3)	289	339	54	869	1,262
Share of earnings from associates	—	—	—	—	—	—	10	—	10
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(954)	(954)
Net income (loss) attributable to partnership(2)	$155	$6	$1	$(4)	$194	$352	$—	$—	$352

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2020 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$329	$340	$130	$104	$—	$903	$(298)	$1,341	$1,946
Costs attributed to revenues	(126)	(166)	(48)	(51)	—	(391)	130	(802)	(1,063)
General and administrative expenses	—	—	—	—	(72)	(72)	—	—	(72)
Adjusted EBITDA	203	174	82	53	(72)	440	(168)	539
Other (expense) income	(8)	7	—	2	40	41	(7)	(38)	(4)
Interest expense	(38)	(54)	(22)	(12)	(22)	(148)	46	(145)	(247)
FFO	157	127	60	43	(54)	333	(129)	356
Depreciation and amortization expense	(63)	(79)	(39)	(41)	—	(222)	92	(245)	(375)
Deferred taxes	(13)	3	(1)	19	(4)	4	(12)	—	(8)
Mark-to-market on hedging items and other	(24)	(37)	(8)	(5)	(102)	(176)	38	(16)	(154)
Share of earnings from associates	—	—	—	—	—	—	11	—	11
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(95)	(95)
Net income (loss) attributable to partnership(2)	$57	$14	$12	$16	$(160)	$(61)	$—	$—	$(61)

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$818	$1,001	$364	$319	$—	$2,502	$(964)	$3,808	$5,346
Costs attributed to revenues	(344)	(529)	(97)	(153)	—	(1,123)	470	(2,126)	(2,779)
General and administrative expenses	—	—	—	—	(191)	(191)	—	—	(191)
Adjusted EBITDA	474	472	267	166	(191)	1,188	(494)	1,682
Other (expense) income	(34)	(4)	(15)	5	49	1	1	(99)	(97)
Interest expense	(84)	(133)	(46)	(51)	(50)	(364)	134	(487)	(717)
FFO	356	335	206	120	(192)	825	(359)	1,096
Depreciation and amortization expense	(129)	(234)	(78)	(112)	—	(553)	252	(660)	(961)
Deferred taxes	(106)	(7)	(5)	—	(18)	(136)	(15)	(101)	(252)
Mark-to-market on hedging items and other	122	(53)	(28)	(10)	375	406	45	842	1,293
Share of earnings from associates	—	—	—	—	—	—	77	—	77
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(1,177)	(1,177)
Net income (loss) attributable to partnership(2)	$243	$41	$95	$(2)	$165	$542	$—	$—	$542

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2020 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$684	$716	$278	$213	$—	$1,891	$(627)	$2,878	$4,142
Costs attributed to revenues	(267)	(347)	(96)	(104)	—	(814)	267	(1,755)	(2,302)
General and administrative expenses	—	—	—	—	(133)	(133)	—	—	(133)
Adjusted EBITDA	417	369	182	109	(133)	944	(360)	1,123
Other (expense) income	(18)	4	1	—	59	46	(3)	(65)	(22)
Interest expense	(77)	(107)	(46)	(24)	(45)	(299)	88	(318)	(529)
FFO	322	266	137	85	(119)	691	(275)	740
Depreciation and amortization expense	(130)	(173)	(77)	(89)	—	(469)	203	(509)	(775)
Deferred taxes	(52)	10	(5)	19	(7)	(35)	(2)	(19)	(56)
Mark-to-market on hedging items and other	(44)	(108)	(18)	(23)	64	(129)	15	(88)	(202)
Share of earnings from associates	—	—	—	—	—	—	59	—	59
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(124)	(124)
Net income (loss) attributable to partnership(2)	$96	$(5)	$37	$(8)	$(62)	$58	$—	$—	$58
1.The above table provides each segment’s results in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and joint ventures and reflecting the portion of each line item attributable to non-controlling interests.
2.Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests—Redeemable Partnership Units held by Brookfield, non-controlling interests—Exchange LP Units and non-controlling interests - BIPC exchangeable shares.
Segment assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment.

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$6,414	$9,188	$3,245	$3,355	$(1,829)	$20,373	$(4,832)	$36,993	$7,744	$60,278

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2020 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$6,814	$9,155	$3,829	$3,338	$(2,062)	$21,074	$(4,895)	$37,851	$7,301	$61,331
1.The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.